DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposits [Abstract]
Time Deposit Maturities, Year One	$ 3,538,246
Time Deposit Maturities, Year Two	61,139
Time Deposit Maturities, Year Three	10,939
Time Deposit Maturities, Year Four	6,233
Time Deposit Maturities, Year Five	5,443
Time Deposit Maturities, after Year Five	227
Time	$ 3,622,227	$ 3,152,265